Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Losses deferred in accumulated other comprehensive income will be amortized into earnings in 2016	$ 182
Losses deferred in accumulated other comprehensive income	1,628
Total accumulated benefit obligation	5,254	$ 5,277
Accumulated benefit obligations in excess of plan assets for retirement plans, projected benefit obligation	1,245	1,028
Accumulated benefit obligations in excess of plan assets for retirement plans, accumulated benefit obligation	1,139	928
Accumulated benefit obligations in excess of plan assets for retirement plans, fair value of plan assets	648	455
Pension expense	167	153	$ 228
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(335)	$ 137
Over (Under) funded plans	(335)
Unfunded plans	(191)
Future benefit payments, 2016	221
Future benefit payments, 2017	213
Future benefit payments, 2018	223
Future benefit payments, 2019	233
Future benefit payments, 2020	242
Total future benefit payments, 2021 - 2025	$ 1,310
Discount rate	4.35%	4.25%	4.75%
Pension expense	$ 122	$ 108	$ 183
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(313)	$ (342)
Over (Under) funded plans	(313)
Unfunded plans	(215)
Future benefit payments, 2016	45
Future benefit payments, 2017	46
Future benefit payments, 2018	48
Future benefit payments, 2019	54
Future benefit payments, 2020	55
Total future benefit payments, 2021 - 2025	$ 333
Discount rate	3.30%	3.60%	4.20%
Pension expense	$ 45	$ 45	$ 45